DEFERRED COMPENSATION LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 324	$ 782	$ 832
Total deferred compensation liability	$ 12,500	$ 12,800
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	20 years 6 months
Maximum benefit as a percentage of salary	66.00%
Retirement age	67 years
Imputed interest rate	2.70%	2.30%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	14 years
Maximum benefit as a percentage of salary	66.00%
Retirement age	70 years
Imputed interest rate	2.70%	2.30%